SEGMENTED INFORMATION	12 Months Ended
Feb. 28, 2015
SEGMENTED INFORMATION [Abstract]
SEGMENTED INFORMATION

21. SEGMENTED INFORMATION

        The Company operates in one operating segment – broadband wireless backhaul equipment.

        The following table presents total net book value of property and equipment, intangible assets and goodwill by geographic location:

	For the Year Ended
	February 28, 2015		February 28, 2014
	Amount	%	Amount	%
Canada	2,017	12%	1,785	11%
United States	11,927	70%	11,927	71%
Malaysia	2,004	12%	571	3%
Luxembourg	97	1%	1,381	8%
Other	998	5%	1,066	7%

Total	17,043	100%	16,730	100%

        The Company analyzes its sales according to geographic region and target product development and sales strategies. The following table presents total revenues by geographic location though direct and indirect sales and through Original Equipment Manufacturers (OEM) partner, Nokia:

	Year Ended February 28, 2015
	Direct/ Indirect Sales	OEM sales through Nokia	Total	% of total revenue
Canada	4,358	—	4,358	3%
Europe	4,484	39,734	44,218	28%
India	26,291	10,854	37,145	24%
United States	23,451	—	23,451	15%
Middle East	6,311	11,412	17,723	11%
Asia Pacific	1,559	11,823	13,382	8%
Africa	1,759	10,321	12,080	8%
Caribbean & Latin America	5,266	143	5,409	3%

	73,479	84,287	157,766	100%

        In the previous fiscal year we did not have visibility to the geographic breakdown of sales shipped through Nokia's warehouses to the end customer. Below is the financial information available on the geographic distribution of the Company's sales at that time.

	For the year ended
	February 28, 2014
	Amount	%
Canada	5,288	6%
United States	19,035	21%
Europe, Middle East, and Africa (excluding Finland)	11,330	13%
Finland	38,140	42%
India	9,093	10%
Other	7,125	8%

Total Revenue	90,011	100%

        The Company has shown revenue by the customers' purchasing entities' geographic location, except in cases where the geographic location of the product deployment is explicitly known.

        During each of the periods presented revenue is comprised of:

	For the year ended
	February 28, 2015		February 28, 2014
	Amount	%	Amount	%
Product Sales	150,432	95%	84,960	94%
Services	7,334	5%	5,051	6%

Total Revenue	157,766	100%	90,011	100%